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                   Prudential Investment Fund Management LLC
                              100 Mulberry Street
                        Gateway Center Three, 9th Floor
                         Newark, New Jersey 07102-3777

                                                                     May 6, 1998



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        RE: Prudential's Annuity Plan Account-2 (the "Fund")(Registration No. 2-59232)


Dear Sir/Madam:

        Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in the Post-Effective Amendment No. 27 to the Fund's registration statement. Post-Effective Amendment No. 27 to the Fund's registration statement was filed electronically via EDGAR on April 30, 1998.


        Please call the undersigned at (973) 367-1496 with any questions you may have.


                                                      Very truly yours,

                                                      /s/ Caren Cunningham
                                                      ---------------------
                                                      Caren Cunningham
                                                      Assistant General Counsel